Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments	The future minimum lease commitments of the Company under various non-cancelable operating lease agreements in respect of premises, motor vehicles and office equipment as of December 31, 2018, are as follows:

2019	$65,540
2020	49,142
2021	28,311
2022	21,001
2023 and after	98,660
$262,654